Operating Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Brokerage income
Brokerage income subtotal	¥ 2,232,253	$ 350,289	¥ 1,215,434	¥ 982,124
Other income	12,763	2,003	4,788	11,195
Total operating revenue	2,245,016	$ 352,292	1,220,222	993,319
Life and Health insurance business
Brokerage income
Brokerage income subtotal	2,170,767		1,166,118	902,596
Property and Casualty insurance business
Brokerage income
Brokerage income subtotal	¥ 61,486		¥ 49,316	¥ 79,528